SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Net sales	$ 359,687,000	$ 365,397,000	$ 339,645,000	$ 316,766,000	$ 343,021,000	$ 322,787,000	$ 347,889,000	$ 281,884,000	$ 1,381,495,000	$ 1,295,581,000	$ 1,198,192,000	$ 1,025,924,000
Operating income	29,142,000	38,586,000	32,540,000	27,754,000	19,688,000	27,790,000	40,610,000	25,420,000	128,022,000	113,508,000	106,633,000	95,867,000
Net income attributable to Cubic	21,088,000	26,721,000	23,397,000	20,694,000	14,625,000	22,050,000	28,785,000	18,134,000	91,900,000	83,594,000	72,094,000	63,145,000
Net income per share (in dollars per share)	$ 0.79	$ 1.00	$ 0.88	$ 0.77	$ 0.55	$ 0.82	$ 1.08	$ 0.68	$ 3.44	$ 3.13	$ 2.70	$ 2.36
Service Cost Erroneously Classified as Product Cost					$ 5,000,000	$ 8,900,000				$ 13,900,000